Equity-Based Compensation	6 Months Ended
Jun. 30, 2021
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Equity-Based Compensation
15.	EQUITY-BASED COMPENSATION

2017 Profits Interest Units Plan
On September 30, 2017, the former Parent’s Limited Liability Agreement (“LLC Agreement”) created class B units, called Profit Interest Units (“PIU”), to provide additional incentives to attract and retain qualified, competent employees for the Company. All grants of PIUs vested upon the closing of the Business Combination on June 3, 2021 and resulted in an expense of $1.0 million recorded in the selling, general and administrative caption
.

2021 Stock Option and Incentive Plan
At the Company’s special meeting of stockholders held on June 2, 2021, the stockholders approved the 2021 Omnibus Equity Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (“2021 ESPP”) to
encourage and enable the current and future officers, employees, directors, and consultants of the Company and its affiliates to obtain ownership in the Company. The aggregate number of shares authorized for issuance under the 2021 Plan will not exceed
52.0
 million shares of stock. The aggregate number of shares authorized for issuance under the 2021 ESPP will not exceed
4.7
 million, plus on January 1, 2022, and each January 1 thereafter through January 1, 2031 the number of shares of Class A common stock reserved and available for issuance under the Plan shall be cumulatively increased by the least of (i)
15.0
 million shares of Class A common stock, (ii) one percent
(1
%) of the number of shares of Class A common stock issued and outstanding on the immediately preceding December 31st, or (iii) such lesser number of shares determined by the administrator appointed by the board of directors.
The 2021 Plan provides for the grant of incentive and nonqualified stock option, restricted stock units (“RSUs”), restricted share awards, stock appreciation awards, unrestricted stock awards, and cash-based awards to employees, directors, and consultants of the Company. The 2021 Plan and the 2021 ESPP became effective immediately upon the closing of the Business Combination.
Market Condition Options
On June 3, 2021, in connection with the closing of the Business Combination, the Company granted 12.8 million stock options with market conditions (“Market Condition Awards”) to several executive officers and directors of the Company. The Market Condition Awards vest when the Company’s stock price meets specified hurdle prices and stays above those prices for 20 consecutive days. Once the market condition is satisfied, the applicable percentage of the Market Condition Awards will vest 50% on each of the first and second anniversaries so long as the optionee stays employed. The fair value of the Market Condition Awards is based on a Monte Carlo simulation for each hurdle price. The unrecognized compensation cost of the Market Condition Awards as of June 30,
2021
was $52.7 million, which is expected to be recognized over the weighted average remaining service period of 3.0 years.
The number of Market Condition Awards that vest is subject to the Company’s stock price equaling or exceeding certain hurdle prices for 20 consecutive trading days from the

June 3, 2021
to
June 3, 2024
(i.e. the period from the grant date to the end date of the performance period).
Stock Option Valuation
The Monte-Carlo simulation model is used to estimate the fair value of the Market Condition Awards. The Monte-Carlo simulation model calculates multiple potential outcomes for an award and establishes a fair value based on the most likely outcome. Key assumptions for the Monte-Carlo simulation model include the risk-free rate, expected volatility, expected dividends and the expected cost of equity. The fair values were calculated using the Monte-Carlo model with the following assumptions as of the grant date on June 3, 2021:

As of June 3, 2021
Closing Cano share price as of valuation date	$14.75
Risk-free interest rate	1.68% - 2.01%
Expected volatility	45.0%
Expected dividend yield	0.0%
Expected cost of equity	9.0%
A summary
 of the status of unvested Market Condition Awards granted under the 2021 Plan from January 1, 2021 through June 30, 2021 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2021	—	—
Granted	12,806,407	$4.23
Vested	—	—
Forfeitures	—	—

Balance, June 30, 2021	12,806,407	$4.23
Restricted Stock Units
In June 2021, in connection with the closing of the Business Combination, the Company granted 2,590,472 time-based RSUs to several executive officers, directors and certain employees of the Company. The RSUs vest over a one year period for directors and over a four-year period for employees commencing on the grant date, with one fourth of the RSUs vesting at the end of the first anniversary of the vesting commencement date and the remainder of the RSUs vesting yearly over the following three years. The fair value of RSUs is based on the closing price of the Company’s
Class A

common stock on the grant date. The unrecognized compensation cost of the RSUs as of June 30,
2021
was $37.3 million, which is expected to be recognized over the weighted average remaining service period of 3.8 years. A portion of the
RSUs

were granted to a nonemployee and included a discretionary performance condition which has been deemed not probable of being met and as such no expense has been recorded.
A summary of the status of unvested RSUs granted under the 2021 Plan from January 1, 2021 through June 30, 2021 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2021	—	—
Granted	2,590,472	$14.75
Vested	—	—
Forfeitures	—	—

Balance, June 30, 2021	2,590,472	$14.75
The Company recorded compensation expenses of $3.2 million and $0.1 million for the three months ended June 30, 2021 and 2020, respectively. The Company recorded compensation expenses of $3.2 million and $0.1 million for the six months ended June 30, 2021 and 2020, respectively.
The total equity-based compensation expense related to all the equity-based awards granted by the former Parent is reported in the condensed consolidated statement of operations as compensation expense within the selling, general and administrative expense caption.